3. Summary of Significant Accounting Policies - Financial liabilities (Details) (USD $)	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014
Liabilities:
Derivative liabilities – warrants	$ 856,000	$ 1,697,000	$ 3,175,000
Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative liabilities – warrants	856,000		3,175,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Liabilities:
Derivative liabilities – warrants	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Liabilities:
Derivative liabilities – warrants	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities:
Derivative liabilities – warrants	$ 856,000		$ 3,175,000